RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 28. RELATED PARTY TRANSACTIONS

IAS 24 Related Party Disclosures requires that an entity discloses:

(a)	Transactions with its related parties; and
(b)	Relationships between a parent and its subsidiaries irrespective of whether there have been transactions between them.

Under IAS 24, an entity must disclose transactions with its related parties, outstanding balances, including commitments, recognized in the consolidated and separate financial statements of a parent or investors with joint control or significant influence over, an investee presented in accordance with IFRS 10 Consolidated Financial Statements.

Under this standard parties are considered to be related if one party has the ability to control the other party or exercise significant influence over the other party in making financial or operational decisions, or one other party controls both. This definition applies to the Bank in the cases below:

●	Stockholders with ownership interest equal or higher than 20% of the Bank’s capital:
-	Grupo de Inversiones Suramericana S.A.
-	Fondo Bancolombia ADR Program.
●	Members of Board of Directors and Senior Management, understood as the President and corporate Vice-presidents, as well as their close relatives (spouse and children) and the companies in which they have a participation of 10% or more of the Bank's capital.
●	Associates and joint ventures for which Bancolombia S.A. or any of the subsidiaries of the Group provide commercial banking services and deposits. For these purposes, all companies in which Grupo Bancolombia has joint control or significant influence have been included. For more information see note 8. Investments in associates and joint control.

Bancolombia S.A. or some of the subsidiaries of the Grupo Bancolombia provide banking and financial services to its related parties in order to satisfy their liquidity needs, and except for the intercompany merger agreement described below, these transactions are conducted on similar terms to third-party transactions and are not individually material. In the case of treasury operations, Bancolombia operates between its own position and its related parties through transactional channels or systems established for this purpose and under the conditions established by current regulations.

Between the Parent Company and its related parties, during the periods ending at December 31, 2023, 2022 and 2021, there were no:

-	Loans that for its contractual terms do not represent a lending transaction.
-	Loans with interest rates different to those that are ordinarily paid or charged to third parties in similar conditions of term, risk, etc.
-	Operations whose characteristics differ from those carried out with third parties
-	Guarantees, pledges or commitments given or received in respect of the aforementioned transactions.

As of December 31, 2023

	Stockholders with an
	interest equal or	Directors and	Associates and
	higher than 20% of	senior	joint ventures
	the Bank's capital(1)	management
In millions of COP
Assets
Financial assets investments	6,050	-	54,001
Derivative financial instruments	48,747	-	7,297
Loans and advances to customers	1,850,407	22,437	271,676
Allowance for loans, advances and lease losses	(1,455)	(50)	(760)
Investment in associates and joint ventures	-	-	2,997,603
Other assets	17,951	18	271,263
Total assets	1,921,700	22,405	3,601,080

Liabilities
Deposits by customers	1,434,117	16,312	141,853
Derivative financial instruments	14	209	1,068
Other liabilities	23,070	59	70,387
Total liabilities	1,457,201	16,580	213,308

Income
Interest on loans and financial leases	157,451	1,783	27,925
Valuation on financial instruments	97	-	11,998
Fees and commissions income	744,000	98	14,647
Dividends and net income on equity investments(2)	213	-	109,563
Derivatives Foreign exchange contracts	63,060	(218)	27,174
Other operating income	48,531	9	9,806
Net income	1,013,352	1,672	201,113

Expenses
Interest expenses	181,085	1,038	8,261
Credit impairment charges, net	(8,307)	4	(1,193)
Fees and commissions expenses	590	-	152,563
Employee benefits(3)	89,199	93	-
Other administrative and general expenses	159,184	2,492	23,644
Total expenses	421,751	3,627	183,275
(1)	Includes Grupo Sura conglomerate.
(2)	Includes impairment of associates and joint ventures mainly in TUYA S.A. for COP 106,574.
(3)	In case of stockholders with an interest equal or higher than 20% of the Bank’s capital, includes the benefit provided to employees for insurance policies and for directors and senior management corresponds to the benefit of special credit rates for employees.

As of December 31, 2022

	Stockholders with an
	interest equal or	Directors and	Associates and
	higher than 20% of	senior	joint ventures
	the Bank's capital(1)	management
In millions of COP
Assets
Financial assets investments	5,711	-	51,991
Derivative financial instruments	191	5	8
Loans and advances to customers	947,150	28,935	342,896
Allowance for loans, advances and lease losses	(9,746)	(49)	(3,470)
Investment in associates and joint ventures	-	-	2,915,633
Other assets(2)	17,520	41	209,350
Total assets	960,826	28,932	3,516,408

Liabilities
Deposits by customers	1,364,663	14,433	161,708
Derivative financial instruments	23	-	27,571
Other liabilities(2)	26,803	56	54,017
Total liabilities	1,391,489	14,489	243,296

Income
Interest on loans and financial leases	74,896	1,249	21,715
Valuation on financial instruments	-	-	994
Fees and commissions income	929,721	100	20,574
Dividends and net income on equity investments	30	-	224,602
Net foreign exchange and Derivatives Foreign exchange contracts	(10,158)	984	(30,484)
Other operating income	50,816	28	99,855
Net income	1,045,305	2,361	337,256

Expenses
Interest expenses	112,403	301	8,483
Credit impairment charges, net	10,171	50	(550)
Fees and commissions expenses	19	-	180,951
Employee benefits(3)	76,455	117	-
Other administrative and general expenses	161,367	2,056	30,792
Total expenses	360,415	2,524	219,676
(1)	Includes Grupo Sura conglomerate.
(2)	The values disclosed for Other assets and Other liabilities corresponding to Stockholders with an interest equal or higher than 20% as of December 31, 2022 were restated from COP 54,842 to COP 17,520 and from COP 163,385 to 26,803, respectively; this restatement has no effect on the Financial Statements and their notes, and it was also concluded that the revised figures were adjusted and disclosed on a comparative basis.
(3)	In case of stockholders with an interest equal or higher than 20% of the Bank’s capital, includes the benefit provided to employees for insurance policies and for directors and senior management corresponds to the benefit of special credit rates for employees.

As of December 31, 2021

	Stockholders with an
	interest equal or	Directors and	Associates and
	higher than 20% of	senior	joint ventures
	the Bank’s capital(1)	management
In millions of COP
Assets
Financial assets investments	2,755	-	9,635
Derivative financial instruments	-	25	-
Loans and advances to customers	937,190	17,821	234,956
Allowance for loans, advances and lease losses	(3,028)	(84)	(5,360)
Investment in associates and joint ventures	-	-	2,720,559
Other assets	7,644	913	172,636
Total assets	944,561	18,675	3,132,426

Liabilities
Deposits by customers	2,101,846	8,175	194,864
Derivative financial instruments	-	6	8,565
Other liabilities	1,120	368	36,596
Total liabilities	2,102,966	8,549	240,025

Income
Interest on loans and financial leases	29,092	759	11,443
Valuation on financial instruments	-	-	1,560
Fees and commissions income	737,402	98	13,056
Dividends and net income on equity investments	58	-	289,423
Net foreign exchange and Derivatives Foreign exchange contracts	(1,840)	1,112	(9,966)
Other operating income	278	-	55,524
Net income	764,990	1,969	361,040

Expenses
Interest expenses	16,564	93	1,403
Credit impairment charges, net	3,043	92	5,123
Fees and commissions expenses	17	-	130,950
Employee benefits(2)	60,221	19	-
Other administrative and general expenses	14,148	1,724	32,071
Total expenses	93,993	1,928	169,547
(1)	Includes Grupo Sura conglomerate.
(2)	In case of stockholders with an interest equal or higher than 20% of the Bank’s capital, includes the benefit provided to employees for insurance policies and for directors and senior management corresponds to the benefit of special credit rates for employees.

During the years ending December 31, 2023, 2022 and 2021, the Bank paid fees to the directors of  COP 2,306, COP 1,937 and COP 1,655, respectively, as compensation for attending meetings of the Board and its Committees.

The payments to senior management in the same periods were COP 18,387, COP 15,776 and COP 10,487 for short-term retributions and COP 312, COP 552 and COP 604 for long-term retributions. In 2022, there was a consolidation of the contributions of the Senior Management Pension Plan for COP 36,962 (See Note 19.3 Retirement Pension Premium Plan), and there were payments for post-employment benefits of COP 827 in 2023, COP 642 in 2022 and 3,207 in 2021.

The Parent Company, which is also the ultimate parent company, is Bancolombia S.A. Transactions between companies included in consolidation, described in the significant accounting policies, see Note 2.C.1 Subsidiaries, meet the definition of related party transactions and were eliminated from the consolidated financial statements.